Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Year Ended December 31, 2012
Interest income	$12,646	$12,297	$12,151	$12,020	$49,114
Interest expense	1,831	2,125	2,029	1,920	7,905

Net interest income	10,815	10,172	10,122	10,100	41,209
Provision for loan losses	1,700	1,500	4,700	1,000	8,900
Noninterest income	1,970	2,443	2,680	2,633	9,726
Noninterest expense	9,480	10,098	10,378	8,711	38,667
Income tax (benefit) expense	154	277	(704)	819	546

Net income (loss)	$1,451	$740	$(1,572)	$2,203	$2,822

Preferred stock dividends	370	296	228	231	1,125
Accretion of discount on preferred stock	119	396	72	72	659

Net income (loss) available to common stockholders	$962	$48	$(1,872)	$1,900	$1,038

Net income (loss) per share:
Basic earnings (loss) per share	$0.21	$0.01	$(0.39)	$0.39	$0.21
Diluted earnings (loss) per share	0.21	0.01	(0.39)	0.39	0.21

Year Ended December 31, 2011
Interest income	$13,583	$13,640	$13,384	$12,862	$53,469
Interest expense	3,102	2,858	2,580	2,313	10,853

Net interest income	10,481	10,782	10,804	10,549	42,616
Provision for loan losses	1,750	1,883	2,010	5,880	11,523
Noninterest income	2,052	2,178	2,358	2,612	9,200
Noninterest expense	9,378	9,008	8,925	9,534	36,845
Income tax (benefit) expense	451	661	711	(1,232)	591

Net income (loss)	$954	$1,408	$1,516	$(1,021)	$2,857

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$465	$907	$1,018	$(1,522)	$868

Net income (loss) per share:
Basic earnings (loss) per share	$0.10	$0.19	$0.21	$(0.31)	$0.18
Diluted earnings (loss) per share	0.10	0.19	0.21	(0.31)	0.18